SHARE CAPITAL - Share Capital (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 09, 2022	May 25, 2022	Dec. 31, 2021
Class A exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	9,594,989			10,877,989
Equity	$ 422			$ 535
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	24,000			24,000
Equity	$ 1			$ 1
Class C shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	40,934,623		11,270,466	23,544,548
Equity	$ 1,467			$ 963
Class A junior preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	100,460,280	2,108,733	98,351,547	0
Equity	$ 2,512			$ 0